Fair Value Measurements (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value Measurements [Textual]
Available-for-sale marketable securities unrealized losses, description	All investments with an unrealized loss as of December 31, 2017 are with continuous unrealized losses for less than 12 months.
Other payables and accrued expenses	$ 900
Discount rate	15.00%